Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Cash equivalents held in trust account	$ 120,800,000
Proceeds from private placement	$ 120,800,000
Net asset value per share (in Dollars per share)	$ 1.00
Federal depository insurance coverage	$ 250,000
Deferred income tax assets net	105,000
Income tax valuation allowances	105,000
Deferred tax asset	95,000
Start-up costs	$ 10,000
Trust account, description	Net loss per share, basic and diluted for Class B common stock is calculated by dividing the net loss of approximately $499,000 and $501,000 for the three months ended September 30, 2020 and for the period from June 25, 2020 (inception) through September 30, 2020, respectively, less income attributable to Class A common stock of $0 for each period, by the weighted average number of Class B common stock outstanding for the period.
Federal depository insurance		$ 250,000
Common Class A [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common shares subject to possible redemption (in Shares)	11,258,033
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common shares subject to possible redemption (in Shares)		393,750